Basis of Presentation and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Basis of Presentation and Nature of Operations
1.	BASIS OF PRESENTATION AND NATURE OF OPERATIONS
Basis of Presentation
—The condensed consolidated balance sheet as of June 30, 2021 and December 31, 2020, the condensed consolidated statements of operations and comprehensive income (loss) for the three and six months ended June 30, 2021 and 2020, the condensed consolidated statements of mezzanine equity and stockholders’ equity for the three and six months ended June 30, 2021 and 2020, and the condensed consolidated statements of cash flows for the six months ended June 30, 2021 and 2020 have been prepared by the Company and have not been audited. In the opinion of management, all adjustments (which include only normal recurring adjustments except where disclosed) necessary for the fair presentation of the financial position, results of operation and cash flows have been made. The results of operations for any interim period are not necessarily indicative of the results to be expected for the full year.
The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Proxy Statement/Prospectus filed on July 6, 2021 by Dragoneer Growth Opportunities Corp. (“Dragoneer”).
Company Formation
—In April 2017, Cypress Holdings, Inc. (the “Company” or “Cypress Holdings”), a corporation organized by affiliates of Advent International Inc. (“Advent”), through its wholly owned subsidiaries, Cypress Holdings Intermediate Holdings I, Inc., Cypress Holdings Intermediate Holdings II, Inc., and Cypress Merger Sub, Inc. acquired all the outstanding shares and all other assets and liabilities related to the business of Jaguar Holdings Inc. (“Jaguar Holdings”) (the “Acquisition”). In connection with the Acquisition, Cypress Merger Sub, Inc., the surviving corporation, was renamed Cypress Intermediate Holdings III, Inc. (“Cypress Intermediate”). Subsequently, Cypress Intermediate and Jaguar Intermediate Holdings Inc. merged with and into CCC Information Services Inc., the operating company, with CCC Information Services Inc. continuing after the merger as the surviving corporation.
Effective June 1, 2021, the Company’s wholly-owned subsidiary changed its corporate name from CCC Information Services Inc. to CCC Intelligent Solutions Inc. (“CCC”).
On February 2, 2021, the Company entered into a merger agreement (the “Merger”) with Dragoneer, a Special Purpose Acquisition Company. The Merger with Dragoneer provided all holders of the Company’s common stock with common stock of the continuing public company, Dragoneer. The Merger was completed on July 30, 2021 (see Note 26).
Nature of Operations
—The Company is headquartered in Chicago, Illinois. The Company’s primary operations are in the United States (“US”) and it also has operations in China.
The Company is a leading provider of innovative cloud, mobile, telematics, hyperscale technologies, and applications for the property and casualty (“P&C”) insurance economy. Our cloud-based software as a service (“SaaS”) platform connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflows. Our platform digitizes workflows and connects companies across the P&C insurance economy, including insurance carriers, collision repairers, parts suppliers, automotive manufacturers, financial institutions, and others.

Risk and Uncertainties—
In March 2020, the World Health Organization declared the outbreak of the new strain of the coronavirus
(“COVID-19”)
to be a pandemic. The
COVID-19
pandemic is having widespread, rapidly evolving, and unpredictable impacts on global society, economies, financial markets, and business practices. Federal and state governments have implemented measures in an effort to contain the virus, including social distancing, travel restrictions, border closures, limitations on public gatherings, work from home, supply chain logistical changes, and closure of non-essential
businesses. To protect the health and well-being of its employees, suppliers, and customers, the Company has made substantial modifications to employee travel policies, implemented office closures as employees are advised to work from home, and cancelled or shifted its conferences and other marketing events to virtual-only through the date the financial statements were issued. The
COVID-19
pandemic has impacted and may continue to impact our business operations, including our employees, customers, partners, and communities, and there is substantial uncertainty in the nature and degree of its continued effects over time.
COVID-19
and other similar outbreaks, epidemics or pandemics could have a material adverse effect on the Company’s business, financial condition, results of operations, cash flows and prospects as a result of any of the risks described above and other risks that the Company is not able to predict.

1.	BASIS OF PRESENTATION AND NATURE OF OPERATIONS
Basis of Presentation
—In April 2017, Cypress Holdings, Inc. (the “Company” or “Cypress Holdings”), a corporation organized by affiliates of Advent International Inc. (“Advent”), through its wholly owned subsidiaries, Cypress Holdings Intermediate Holdings I, Inc., Cypress Holdings Intermediate Holdings II, Inc., and Cypress Merger Sub, Inc. acquired all the outstanding shares and all other assets and liabilities related to the business of Jaguar Holdings Inc. (“Jaguar Holdings”) (the “Acquisition”). In connection with the Acquisition, Cypress Merger Sub, Inc., the surviving corporation, was renamed Cypress Intermediate Holdings III, Inc. (“Cypress Intermediate”). Subsequently, Cypress Intermediate and Jaguar Intermediate Holdings Inc. merged with and into CCC Information Services Inc. (“CCC”), the operating company, with CCC continuing after the merger as the surviving corporation.
Nature of Operations
—The Company is headquartered in Chicago, Illinois. The Company’s primary operations are in the United States (“US”) and it also has operations in China.
The Company is a leading provider of innovative cloud, mobile, telematics, hyperscale technologies, and applications for the property and casualty (“P&C”) insurance economy. Our cloud-based software as a service (“SaaS”) platform connects trading partners, facilitates commerce, and supports mission-critical, artificial intelligence enabled digital workflows. Our platform digitizes workflows and connects companies across the P&C insurance economy, including insurance carriers, collision repairers, parts suppliers, automotive manufacturers, financial institutions, and others.
Risk and Uncertainties—
In March 2020, the World Health Organization declared the outbreak of the new strain of the coronavirus
(“COVID-19”)
to be a pandemic. The
COVID-19
pandemic is having widespread, rapidly evolving, and unpredictable impacts on global society, economies, financial markets, and business practices. Federal and state governments have implemented measures in an effort to contain the virus, including social distancing, travel restrictions, border closures, limitations on public gatherings, work from home, supply chain logistical changes, and closure of non-essential
businesses. To protect the health and well-being of its employees, suppliers, and customers, the Company has made substantial modifications to employee travel policies, implemented office closures as employees are advised to work from home, and cancelled or shifted its conferences and other marketing events to virtual-only through the date the financial statements were issued. The
COVID-19
pandemic has impacted and may continue to impact our business operations, including our employees, customers, partners, and communities, and there is substantial uncertainty in the nature and degree of its continued effects over time.
COVID-19
and other similar outbreaks, epidemics or pandemics could have a material adverse effect on the Company’s business, financial condition, results of operations, cash flows and prospects as a result of any of the risks described above and other risks that the Company is not able to predict.